Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible assets other than goodwill [abstract]
Schedule of Intangible Assets
The change in intangible assets breaks down as follows:

(in thousands of euros)	As of December 31, 2022	Increases	Decreases	Transfer	As of June 30, 2023
Patents	65	—	—	—	65
Software	658	1	—	—	659
Intangible assets in progress	—	—	—	—	—
Gross book value of intangible assets	723	1	—	—	724
Patents	(65)	—	—	—	(65)
Software	(657)	—	(1)	—	(657)
Accumulated depreciation of intangible assets (1)	(722)	—	(1)	—	(722)
Net book value of intangible assets	1	2	(1)	—	1
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses